Stock-Based Compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options granted	1,500,000
Share based Payment arrangement, nonvested	$ 100,000	$ 400,000
The2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	437,500
Number of shares options granted	937,500
Share based Payment arrangement, nonvested	$ 100,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 10 days
The2015 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock purchases interval period	6 months
Percentage of fair market value of Common stock	85.00%
Aggregate fair market value of common stock	$ 25,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee	12,500
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		241,719
Sale of shares cancelled for employees already purchased shares under plan	45,468
Share Based Compensation Arrangement by Share Based Payment Award Shares Resale by Employees	2,470
Repurchase and cancelation of common stock shares	39,467
Cost related to repurchase and cancelation of common stock shares	$ 270,000